Income taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income taxes
Income taxes
Income tax provision differs from the amount that would be computed by applying the Federal and Provincial statutory income tax rates to income before income taxes. The reasons for the differences are as follows:

Year ended December 31,	2018	2017
Income before income taxes	$21,417	$6,468
Tax rate	27.00%	27.00%
Expected expense	$5,783	$1,746
(Decrease) increase related to:
Income tax adjustments and reassessments	—	30
Non taxable portion of capital gains	(60)	(672)
Stock-based compensation	26	88
Other	347	12
Deferred income tax expense	$6,096	$1,204

The deferred tax assets and liabilities are summarized below:

	December 31, 2018	December 31, 2017
Deferred tax assets:
Non-capital and net capital loss carryforwards	$24,478	$18,619
Deferred financing costs	—	52
Contract liabilities	572	222
Capital lease obligations	23,207	17,961
Stock-based compensation	3,545	2,985
Other	2,538	2,357
Subtotal	$54,340	$42,196
Less: valuation allowance	(1,035)	(1,035)
	$53,305	$41,161

Deferred tax liabilities:
Contract assets	$3,711	$5,231
Assets held for sale	116	1,523
Accounts receivable – holdbacks	96	72
Property, plant and equipment	84,811	61,953
Deferred financing costs	86	—
	$88,820	$68,779

Net deferred income tax liability	$35,515	$27,618
Classified as:

	December 31, 2018	December 31, 2017
Deferred tax asset	$9,272	$10,539
Deferred tax liability	(44,787)	(38,157)
	$(35,515)	$(27,618)

In 2018 and 2017, the Company and its subsidiaries file income tax returns in the Canadian federal jurisdiction and one provincial jurisdiction.
At December 31, 2018, the Company has a deferred tax asset of $23,443 resulting from non-capital loss carryforwards of $86,826, which expire as follows:

December 31, 2018
2025	$2
2026	151
2027	128
2031	605
2032	6,409
2033	5,893
2034	5,200
2036	2,207
2037	17,922
2038	48,309
$86,826

At December 31, 2018, the Company has recorded a full valuation allowance against the deferred tax asset of $1,035 resulting from net capital loss carryforwards of $7,664, which have an indefinite life.